[SUTHERLAND ASBILL& BRENNAN LLP]

MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

September 29, 2006

VIA HAND DELIVERY AND EDGAR TRANSMISSION

Michael L. Kosoff
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644

Re:	TIAA Separate Account VA-3
Individual and Group Variable Annuity Contracts
Teachers Insurance and Annuity Association of America
Registration Statement on Form N-4 (File No. 333-134820)

Dear Mr. Kosoff:

On behalf of Teachers Insurance and Annuity Association of America (the “Company”) and TIAA Separate Account VA-3 (the “Account”), we are hereby transmitting for filing via EDGAR under the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 1 (the “Amendment”) to the above-captioned registration statement on Form N-4. In the Amendment, the Company has made changes in response to your comments, updated certain information, and made certain other stylistic and formatting changes. The Amendment was filed with the Commission on September 29, 2006. This filing has been marked to show changes from the initial registration statement.

Also, we are providing the Company’s responses to your comments of August 4, 2006 on the initial registration statement. Each of your comments is set forth below, followed by the Company’s response.

Pursuant to Rule 461 under the Securities Act, the Company and the Separate Account’s principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to September 29, 2006, or as soon thereafter as is reasonably practicable. Any assistance you can provide to the Company to assist it in meeting this request would be very much appreciated.

Michael L. Kosoff
September 29, 2006

This filing has been marked to show changes from the initial registration statement.

The Company would very much appreciate any assistance the Commission Staff could provide in meeting such requests.

1.	General Comment

	a.	Please explain supplementally your legal basis for not filing a separate prospectus that is specific to a given fee level.

Response: The Company’s legal basis for its approach appears in an industry comment letter dated November 3, 1995, which indicates that multiple prospectuses may be combined in a single registration statement when the prospectuses describe contracts that are essentially identical. See Investment Company Act Rel. No. 14575 (Jun. 14, 1985) (adopting Forms N-3, N-4, and related rule amendments).

The industry comment letter explains that multiple prospectuses may be used in a single registration statement in the following situations: (1) the prospectuses describe the same contract that is sold through different distribution channels; (2) the prospectuses describe contracts that differ only with respect to underlying funds or portfolio investment options offered; and (3) the prospectuses describe both the original and “enhanced” version of the same contract during the period that the insurance company seeks approval for the “enhanced” version from state insurance departments.

In this situation, the different fee levels will be available in different retirement markets. Thus, the Company believes that it should be permitted to use multiple prospectuses in a single registration statement because the prospectuses describe contracts that differ only with respect to fee levels. The Company is aware of other companies that separate varying fee levels into multiple prospectuses in the same registration statement (for example, File No. 333-125613). To avoid the necessity of making repetitive changes to four otherwise identical documents (and complicating the review process for the Staff), the Company intends to create the four different versions of the prospectus by filing each as a definitive prospectus under Rule 497, comparable to a multi-class fund company that separates its prospectus into multiple prospectuses, each specific to a particular share class, by Rule 497 filings.

	b.	Please supplementally explain whether you intend to include in each prospectus the first paragraph under the heading “What expenses must I pay under the contract?” and if so, why?

Response: Per the Staff’s view that including this paragraph would be misleading, the Company deleted this paragraph.

Michael L. Kosoff
September 29, 2006

	c.	Please supplementally explain whether the expense level attributable to a plan can change from one expense level to another expense level and under what circumstance, if any, this can happen.

Response: After a contract is issued, the expense level cannot change to another expense level.

2.	General Comment

The term “investment accounts” is used throughout this prospectus presumably relating the sub-accounts offered under this contract. However, the reader might think “investment accounts” refer to the TIAA Real Estate Account and other CREF accounts. Please consider defining the term “investment account” or using some other term that will avoid any confusion.

Response: The Company revised the definition of the term “investment account” in the glossary to clarify that investment accounts do not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and other CREF accounts.

3.	Cover page

Please move Form N-4 item 1(vi) (the date of the Statement of Additional Information) and item 1 (vii) to the cover page of the prospectus.

Response: The Company moved the date of the Statement of Additional Information and the statement required by Rule 481(b)(1) under the Securities Act of 1933 to the cover page of the prospectus.

4.	Fee and Expense Tables (p. 8 - 12)

	a.	Please list the maximum premium tax in the fee table. See Form N-4, Item 3, Instr. 5.

Response: The Company has deleted premium taxes from the fee table because no premium taxes apply.

	b.	With regard to the “Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses--after any contractual waivers or reimbursements,” please summarize a range of expiration dates for the waivers (e.g., disclosure that the contractual waiver commitments range from one to three years.)

Response: The Company added disclosure that the range of expiration dates for contractual waivers is April 30, 2007 to April 30, 2010.

	c.	Please make the preamble to the annual fund fee table more prominent.

Michael L. Kosoff
September 29, 2006

Response: The Company has revised the prospectus to make the preamble to the fee table more prominent.

d.	Please note that the fiscal year ended almost one year ago for most of the funds. Please note you are obligated to revise the fund fees stated for any material change since the end of the previous fiscal year. See Form N-4, item 3, intr. 18(a) and (b).

Response: The Company is not aware of any material changes in the fund fees since the end of the previous fiscal years.

e.	“Total Annual Fund Operating Expenses by Fund (p. 10)

i.	Footnote 1 reads in part, “These expense reimbursement agreements are currently expected to continue through....” “Expected to continue” suggests that the waiver is not contractual, as a contractual waiver ends when specified. Please clarify this language to resolve any ambiguity.

Response: The Company has revised the language to read “these expense reimbursement agreements are contractual and will continue through…”

ii.	Please supplementally explain why the waivers end on April 30, when the funds’ fiscal year ends on other dates (except for the EuroPacific Growth Fund).

Response: The funds, not the Company, chose the dates that waivers end.

iii.	Please identify the fund(s) to which footnote 2 relates.

Response: Footnote 2 related to the Institutional Large-Cap Growth Fund. However, the Company has revised all of the footnotes for clarification so the information in footnote 2 is currently in footnote 7.

iv.	Please clarify supplementally whether Lifecycle fees include underlying fund fees.

Response: The Company has revised the fee table so that the Lifecycle fees shown include underlying fund fees.

v.	In the section titled “Total Annual Fund Operating Expenses by Fund”, please move footnote 3 to a more appropriate location (i.e. next to the line item that names the affected fund).

Response: For clarification, the Company revised each footnote. The information in footnote 3 is now in footnote 8 and it is located next to the line that names the Institutional Growth & Income Fund.

Michael L. Kosoff
September 29, 2006

5.           Other Investment Options

a.	The prospectus states that an investor may allocate premiums to the TIAA Real Estate Account “under the terms of the contract....” Clarify supplementally whether in fact allocations to this account are under the terms of the contract offered through this prospectus. If this is not the case, then revise the prospectus accordingly.

Response: Allocations to the TIAA Real Estate Account are under the terms of the contract offered through this prospectus.

b.	In addition, this section invites investors to “see the ...prospectus” for the TIAA Real Estate Account as well as for other investment options that are offered under the terms of the plan to which interests in the TIAA Access contracts are sold. Please note that a communication regarding a security must state where prospectuses that comply with Section 10 of the 1933 Act can be obtained for the communication itself not to be deemed a prospectus for that security. Securities Act of 1933, Section 2(a)(10).

Response: The Company revised the prospectus to state how a contractowner may obtain the Real Estate Account prospectus, the prospectuses for other investment options that are offered under the terms of the plan to which interests in the TIAA Access contracts are sold, and the prospectuses for other accounts not available under the contract.

6.	How to Make Transfers (p. 22)

Please clarify the inconsistency between the sections titled “ How to Make Transfers (p. 22) and “ To Change Your Investments” (p. 21)

Response: The Company revised the section “To Change Your Investments” in order to clarify that the procedures for selecting new allocations for investment are different from the procedures to make transfers.

7.	Transfer to and from other TIAA-CREF Accounts (p. 22)

Please supplementally explain the extent to which transferring money to other TIAA- CREF Accounts affects benefits under this contract.

Response: The Company revised the prospectus to clarify that accumulation transferred to the TIAA Traditional Annuity or the Real Estate Account remains part of the contract and part of the contract accumulation.

8.	Market Timing/Excessive Trading Policy (p. 23)

a.	Please supplementally explain whether the 40% foreign investment policy is based on the underlying funds’ strategy or on its actual holdings.

Michael L. Kosoff
September 29, 2006

Response: The 40% foreign investment policy is based on the underlying funds’ actual holdings.

b.	Please explain how an investor would know whether a fund he is invested in invests more than 40% of its assets in foreign securities. Please consider listing those funds in the prospectus.

Response: Under the “Market Timing/Excessive Trading Policy” section, the Company revised the prospectus to list that the TIAA-CREF Institutional International Equity Fund, the TIAA-CREF Institutional International Equity Fund, and the American Funds EuroPacific Growth Fund invest more than 40% of assets in foreign securities.

c.	Please revise the sentence (top of page 24) that reads, “Because we have discretion in applying these policies, it is possible that similar activity could be handled differently because of the surrounding circumstances.” to read “Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be deterred.”

Response: Under the “Market Timing/Excessive Trading Policy” section, the Company revised the sentence accordingly.

9.	Redemption Fees (p. 24)

Please supplementally explain whether the imposition of redemption fees flows through to the redeeming contractholder, or whether redemption fees, because of the use of an omnibus account, are assessed against all contractholders.

Response: The imposition of redemption fees flows through to the redeeming contractholder.

10.	The Annuity Period in General (p. 24)

	a.	Please clarify what investment options may not be annuitized and describe supplementally why they cannot be annuitized.

Response: The Company revised the prospectus to state that currently no separate account investments may be annuitized until 2007. Once annuitization is permitted, then all separate account investments will be permitted to be annuitized.

i.	If it is the case that no investment held by this separate account be annuitized, at the beginning of the section entitled “ The Annuity period in General,” please state clearly and in bold-faced type that an owner cannot currently annuitize any of his or her separate account investment. In

Michael L. Kosoff
September 29, 2006

addition, please include a similar warning to investors in the summary section of the prospectus.

Response: Under the “Annuity Period in General,” the Company revised the prospectus to state in bold-faced type that the owner cannot currently annuitize any of his or her separate account investment. The Company also included a similar warning in the summary section of the prospectus.

	ii.	If there are specific subaccounts that cannot be annuitized, please specifically list which subaccounts cannot be annuitized and place this disclosure in bold-faced type. In addition, please include disclosure language to this effect in the summary section of the prospectus.

Response: Once annuitization is permitted, all subaccounts will be permitted to be annuitized.

b.	Please provide a more definite timeframe for when a contractholder may be able to begin receiving an income stream, otherwise, provide the factors that would determine when one could annuitize their separate account value.

Response: The Company’s system for annutization will be available no later than December 31, 2007.

c.	Please correct the typographical error within the text box.

Response: The Company corrected the typographical error within the text box.

11.	Annuity Starting Date (p. 25)

There appears to be a bifurcated structure for premium payments made during the payout phase, where part of the contract will be in the annuity phase and part will be in the accumulation phase. Please provide an example of this policy to clarify this structure for the contractholder.

Response: Under the “Annuity Starting Date” section, the Company provided an example of this structure.

12.	Income Options (p. 25)

Annuity Units are defined in the glossary as a function of amounts invested, yet the prospectus states “the number of annuity units you purchase will depend on the income option you pick.” Please clarify this inconsistency supplementally and provide examples in this section of how the Annuity Units vary with the option chosen. The examples should cover each of the different income options listed.

Response: The number of annuity units purchased will depend on the income option chosen because different annuity options will provide different payment streams and

Michael L. Kosoff
September 29, 2006

structures. This is further described in the SAI under “Variable Annuity Payments.” This variance between income options would apply to all variable annuity products as a general rule. However, we are not aware of any other variable annuity insurers that have included examples of the actuarial computations to go into annuitization and do not believe that such examples would be useful to investors given the complexity of the process.

13.		Payment of the Death Benefit (p. 27)

	a.	Please explicitly state what the death benefit value is and when it is determined.

Response: The Company revised the “Payment of the Death Benefit” section to state that the death benefit equals the accumulation under the contract on the valuation date when it receives all necessary information from the contractowner.

	b.	Please provide examples of the death benefit calculations described on page 29.

Response: The Company does not believe examples would be necessary or useful as the death benefit simply equals the accumulation under the contract.

14.		Mortality and Expense Risk Charge (p. 30)

“TIAA’s mortality risks come from its obligations to make annuity payments before the annuity starting date.” Please supplementally explain what this means.

Response: The Company has revised this sentence to read that TIAA’s mortality risks come from its obligations to make annuity payments.

15.		Item 7(c)

Please include a discussion of any changes that may be made to the contract. See Form N-4, item 7(c).

Response: For clarification, the Company added the title “Contract Changes” to the paragraph that discusses the changes that may be made to the contract.

16.		Assignment of Contracts (SAI p. B-4)

Please resolve the inconsistency between the “Assignment of Contracts” section of the Statement of Additional Information and the “Assigning your Contract” section in the prospectus. (p. 33)

Response: The Company revised the section of the Statement of Additional Information to state that contractowners are not permitted to assign their contracts.

Michael L. Kosoff
September 29, 2006

17.	Financial Statements, Exhibits, and Other Information

Please confirm that the financial statements and exhibits will be filed by a pre-effective amendment to the registration statement.

Response: The Company filed the financial statements and exhibits in Pre-Effective Amendment No. 1 to the registration statement.

18.	Tandy Representation

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registration requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The Company has submitted a letter under separate cover acknowledging the above statements.

We hope that you will find these responses satisfactory. If you have questions or further comments regarding this Amendment, please call me at 202.383.0698.

Sincerely,

By:	/s/ Mary E. Thornton
Name: Mary E. Thornton

Enclosure

cc:        Peter Weinberg